ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2024 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 21,388,503
Exxon Mobil
Disclosure of trust activities [line items]
Date of Contract	Nov. 23, 2011
Trustor	Exxon Mobil
Maturity	Apr. 19, 2025
Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	Copp. de Trab. Portuarios
Maturity	Sep. 12, 2024
Fondo Anticiclico Agroalim
Disclosure of trust activities [line items]
Date of Contract	Dec. 12, 2023
Trustor	Fdo. Anticiclico Agroalim 2023
Maturity	Dec. 31, 2024
Fondo Fiduciario Aceitero
Disclosure of trust activities [line items]
Date of Contract	Mar. 08, 2023
Trustor	Fondo Fiduciario Aceitero
Maturity	Dec. 31, 2024
Trust [member] | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 289,015
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Exxon Mobil
Disclosure of trust activities [line items]
Balances of Trust Funds	265,814
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Balances of Trust Funds	10,561
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Fondo Anticiclico Agroalim
Disclosure of trust activities [line items]
Balances of Trust Funds	3,813
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Fondo Fiduciario Aceitero
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 8,827